CAPITAL STOCK - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 25, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Number of Warrants	1,250,000	1,250,000	1,250,000		1,397,000
Exercise Price	$ 0.50			$ 0.50
Expiry Date	Feb. 25, 2020